Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Accounting Policies [Abstract]
Other comprehensive income/(loss)	$ 0	$ 0	$ 0
Provision for doubtful accounts	$ 0	0	0
Vessels, useful life	25 years
Assets held for sale		0
Derivatives	$ 0	0	$ 0
Effective income tax rate				4.00%
Number of reportable segments | segment	1
Number of operating segments | segment	1
Inventory [Line Items]
Inventories	$ 12,036,000	9,265,000
Bunkers
Inventory [Line Items]
Inventories	8,346,000	5,422,000
Lubricants
Inventory [Line Items]
Inventories	$ 3,690,000	$ 3,843,000